Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest And Finance Costs
	December 31,
	2015	2016	2017
Interest costs on long term debt	$276,510	$235,182	$214,282
Amortization and write off of financing fees	24,033	21,040	61,212
Discount on receivable from drilling contract	3,018	(2,821)	(308)
Capitalized borrowing costs	(26,055)	(28,265)	(27,718)
Commissions, commitment fees and other financial expenses	2,842	1,845	874
Total	$280,348	$226,981	$248,342